Income Taxes - Components of Total Deferred Taxes Table (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets (Liabilities), Net [Line Items]
Total deferred taxes	[1]	$ (2,403)	$ (2,213)
Federal [Member]
Deferred Tax Assets (Liabilities), Net [Line Items]
Total deferred taxes		(1,972)	(1,758)
State, net of federal [Member]
Deferred Tax Assets (Liabilities), Net [Line Items]
Total deferred taxes		(176)	(200)
Foreign [Member]
Deferred Tax Assets (Liabilities), Net [Line Items]
Total deferred taxes		(255)	(255)
ALGERIA
Deferred Tax Assets (Liabilities), Net [Line Items]
Deferred Income Tax Assets, Net		$ 34	$ 21

[1]	Net deferred tax assets related to Algeria of $34 million in 2018 and $21 million in 2017 are presented in other assets on the Company’s Consolidated Balance Sheet.